PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rental expenses	¥ 50,854	¥ 41,984
Interest receivable from time deposits	2,754	12,495
Prepaid security deposits	24,337	17,269
Prepaid advertising expenses	17,967	26,393
Prepaid value-added tax	18,777	17,644
Loans made to employees	37,586	12,698
Professional fees	10,020	11,528
Others	9,171	15,696
Total prepaid expenses and other current assets	¥ 171,466	¥ 155,707